Business Combination	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
BUSINESS COMBINATION
3 –	BUSINESS COMBINATION

As discussed in Note 2, on March 19, 2026, the Business Combination was completed. Immediately prior to the effective time of the Business Combination, Merger Sub 1 amalgamated with and into Legacy Horizon (the “Amalgamation”), with Legacy Horizon surviving the Amalgamation as a wholly-owned subsidiary of the Company and the outstanding shares of Legacy Horizon being converted into the right to receive shares of the Company’s Class A ordinary shares, with no par value (the “Company Class A Ordinary Shares”) or the right to receive shares of the Company’s Class B ordinary shares, with no par value (the “Company Class B Ordinary Shares”), as the case may be. Subsequent to the Amalgamation, Merger Sub 2 merged with and into DMY (the “Merger”), with DMY surviving the Merger as a wholly-owned subsidiary of the Company and the outstanding securities of DMY being converted into the right to receive Company Class A Ordinary Shares and/or Company Warrants (as defined below) of the Company.

As a result of the Business Combination, (1) all issued and outstanding ordinary shares in the share capital of Legacy Horizon were exchanged at an Exchange Ratio of approximately 2.435 for an aggregate of 39,016,680 Company Ordinary Shares (consisting of 19,272,095 Class A ordinary shares and 19,744,585 Class B ordinary shares) on the terms and subject to the conditions of the Business Combination Agreement; (2) each simple agreement for future equity (“SAFE”) was cancelled and exchanged for 833,079 Company Class A Ordinary Shares equal to the Exchange Ratio multiplied by the number of Horizon ordinary shares (on an as-converted basis) subject to such SAFE, and (3) each outstanding and unexercised option to subscribe for Legacy Horizon ordinary shares became an option to subscribe for Company Class A Ordinary Shares (each, a “Company Option”) containing the same terms, conditions, vesting and other provisions as are currently applicable to such Legacy Horizon options, provided that each Company Option is exercisable for the number of Company Class A Ordinary Shares equal to the Exchange Ratio multiplied by the number of Horizon Ordinary Shares subject to the Horizon Option as of immediately prior to the Amalgamation Effective Time, rounded down to the nearest whole share, at an exercise price equal to the per share exercise price of the Legacy Horizon option divided by the Exchange Ratio, rounded up to the nearest whole cent.

After the completion of the Amalgamation and prior to the Merger, (1) DMY effected the redemption of the shares of Class A common stock of DMY, par value $0.0001 per share (the “DMY Class A Shares”), initially issued as part of the DMY Units (as defined below) sold in DMY’s initial public offering (the “Public Shares” and the holders of Public Shares, the “Public Shareholders”) that were submitted for redemption and not withdrawn, (2) each outstanding share of Class B common stock of DMY, par value $0.0001 per share (the “DMY Class B Shares”, and together with the DMY Class A Shares, the “DMY Common Stock”), were automatically converted into DMY Class A Shares on a one-for-one basis (the “Class B Share Conversion”), and (3) each unit sold in DMY’s initial public offering (the “DMY Units”) was automatically separated into its component parts (the “Unit Separation”) and the holder of each DMY Unit was deemed to hold one DMY Class A Share and one-half of one DMY Public Warrant.

At the effective time of the Merger, (a) each outstanding whole DMY Public Warrant were assumed by the Company and became exercisable for Company Class A Ordinary Shares in lieu of DMY Class A Shares (the “Company Public Warrants”), and (b) each outstanding DMY Private Placement Warrant was assumed by the Company and became exercisable for Company Class A Ordinary Shares in lieu of DMY Class A Shares (the “Company Private Warrants,” and together with the Company Public Warrants, the “Company Warrants”).

On December 4, 2025 and March 6, 2026, the Company entered into certain Subscription Agreements (the “PIPE Subscription Agreements”) with DMY, Horizon and certain investors (the “PIPE Investors”), pursuant to which, among other things, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors, an aggregate of 9,196,021 Company Class A Ordinary Shares, at a purchase price equal to $11.82 per share (the “PIPE Private Placement”) in connection with a financing effort related to the transactions contemplated by the Business Combination Agreement. The PIPE Private Placement was consummated simultaneously with the closing of the Business Combination.

In accounting for the Business Combination and after redemptions, net proceeds received by the Company totalled approximately $98.2 million. The table below shows the net proceeds from business combination and PIPE financing:

Amount
DMY trust account, net of redemptions	$11,023,213
PIPE financing proceeds	108,696,968
Less: transaction expenses paid in cash	(21,552,549)
Net cash proceeds	$98,167,633